Shareholders' Equity (Details 2) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
December 14, 2016 [Member]
Statement Line Items [Line Items]
Number of shares | shares	1,492,670
Unit price (in NIS)	$ 4.25
Gross proceeds | $	$ 1,662
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	1,358,834
Unit price (in NIS)	$ 6
Gross proceeds | $	$ 2,237
May 11, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	441,483
Unit price (in NIS)	$ 6
Gross proceeds | $	$ 727
May 22, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	605,000
Unit price (in NIS)	$ 6
Gross proceeds | $	$ 1,001
June 13, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	1,174,286
Unit price (in NIS)	$ 7
Gross proceeds | $	$ 2,280
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of shares | shares	7,634,536
Gross proceeds | $	$ 2,959
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of shares | shares	416,456
Unit price (in NIS)	$ 0.3
Gross proceeds | $	$ 34
June 3, 2018 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Unit price (in NIS)	$ 1.3
June 3, 2018 [Member] | Top of range [member]
Statement Line Items [Line Items]
Unit price (in NIS)	$ 1.5
September 25, 2018 [Member]
Statement Line Items [Line Items]
Number of shares | shares	5,781,580
Unit price (in NIS)	$ 0.3
Gross proceeds | $	$ 481
December 14, 2016 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	1,492,670
Warrant exercise price	$ 7.5
Expiration date	Dec. 09, 2017
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	1,358,834
Warrant exercise price	$ 8.75
Expiration date	Nov. 30, 2018
May 11, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	441,483
Warrant exercise price	$ 8.75
Expiration date	Nov. 30, 2018
May 22, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	605,000
Warrant exercise price	$ 8.75
Expiration date	Nov. 30, 2018
June 13, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	1,174,286
Warrant exercise price	$ 10
Expiration date	Nov. 30, 2018
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	4,378,693
Warrant exercise price	$ 2.32
Expiration date	Nov. 30, 2019
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	11,383
Exercise price	$ 6
Expiration date	Apr. 09, 2022
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	56,558
Exercise price	$ 6
Expiration date	Apr. 09, 2020
May 11, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	22,074
Exercise price	$ 6
Expiration date	May 11, 2020
May 22, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	45,375
Exercise price	$ 6
Expiration date	Jun. 21, 2020
June 13, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	84,499
Exercise price	$ 10
Expiration date	Jun. 21, 2020
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	414,042
Exercise price	$ 2.3
Expiration date	Nov. 30, 2019
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	12,893
Exercise price	$ 10
Expiration date	Nov. 30, 2018
August 21, 2018 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	14,900
Exercise price	$ 2.4
Expiration date	Nov. 30, 2019